UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-576

                           Northeast Investors Trust
               (Exact name of Registrant as specified in charter)

                           100 High Street, Room 1000
                               Boston, MA 02110
              (Address of principal executive offices) (Zip code)

                                 David Randall
                           100 High Street, Room 1000
                               Boston, MA 02110
                    (Name and address of agent for service)
        Registrant's telephone number, including area code: 617-523-3588

                  Date of fiscal year end: September 30

                  Date of reporting period: March 31, 2010



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street,
NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.




Item 1. Reports to Stockholders.
NORTHEAST
                                   INVESTORS
                                     TRUST
                                 A NO-LOAD FUND
                               Semi-Annual Report
                             For the Period Ending
                                 March 31, 2010

Table of Contents
Letter to Shareholders                                           1
Historical Information                                           3
Summary of Net Assets                                            7
Schedule of Investments                                          8
Financial Statements                                             13
Financial Highlights                                             16
Notes to the Financial Statements                                17
Trustees & Officers                                              22
Dear Fellow Shareholders:
In the first half of fiscal 2010, the rally in the credit markets continued, with Northeast Investors Trust posting a total return of 9.61%. Although this is behind the 11.15% return of the Merrill Lynch Master II Index during that period, we are nonetheless pleased with our significant level of outperformance since the market bottom about a year ago.

Strong gains were reported in the securities of Smurfit Stone Container,Wells Fargo and Co., and Six Flags Theme Parks. Since all three positions had traded at significant discounts during the crisis, we are pleased that in recent weeks their valuations as a percent of the original face have exceeded both par and our original cost. On the other hand as the rally continued throughout the recent months, we incrementally rebuilt our positions in defensive securities, and those investments naturally trailed in a strong market.

Although the financial crisis was certainly a cathartic event worldwide, we are reassured that, in most cases, our value investing style has prevailed, and that most securities we own did revert to trading based on the issuer's fundamental earnings power. Because of the unusual nature of the crisis,we did, however, have to think through carefully whether political or other factors would act to prevent such value from being realized.

As of this writing, the credit markets are now focused on another potential source of destabilizing contagion - the European debt crisis. Events are fastmoving, but there are similarities between the current situation in Europe and the credit crisis that originated on our shores from the subprime housing bubble. Both situations are characterized by issuers (sovereigns, in the European crisis, and financial institutions, in our case) with significant short-term debt maturities and, most critically, a rational incentive for the individual shortest-term creditors to cash out and not refinance their holdings as they mature. This is classic Prisoner's- Dilemma game theory, because of the vulnerability to the equivalent of a 20th century bank run within our 21st century financial architecture. Accordingly, what differentiates today's credit analyses from normal is that the thinking necessarily migrates from a pure, clinical predication about the solvency of an issuer to the added question of whether other credit providers will themselves renew their provision of credit to issuers. In essence, we are called upon to predict a liquidity crisis, as opposed just to rendering a solvency opinion.

As we have written in the past, we think caution and humility are required when analyzing these matters involving the intersection of finance and politics. Regarding today's markets, there are indeed extreme negative financial and economic outcomes that are quite possible in the event of a miscue by today's policy makers. Still, there are positive systemic outcomes to the European debt crisis, and in fact we believe those represent the most likely cases. Unfortunately, both scenarios lead to opposite economic and investment conclusions, and so it is difficult to prepare for and hedge both outcomes simultaneously.

Looking forward, we started the second half of the fiscal year with among the largest cash reserves as a percent of assets in recent years. Although the events have been changing quickly from day to day, we have responded to the most recent sell-off by becoming fully invested and adding incremental yield on a per share basis with, of course, the associated risk to the portfolio. We remain, as always, among the largest individual shareholders of the fund, and we are hopeful that we are prudently taking advantage of and managing through these volatile times.

Sincerely,
Bruce H. Monrad
Chairman of the Trustees

Historical Information (Unaudited)

                                                                                Distribution Per Share
Fiscal             At End of Fiscal Year                                          During Fiscal Year         Average
Year             Approximate         Full       Net Asset        Total             From           From       Monthly
Ended             Number of         Shares        Value           Net               Net         Realized    Net Asset
Sept. 30        Shareholders     Outstanding    Per Share        Assets           Income          Gain        Value
------------------------------------------------------------------------------------------------------------------------
1950(a)              67             27,685        $10.12        $280,172           $0.22         $0.0000      $9.86
1951                 113            51,070        11.09         566,238            0.60          0.2709       10.71
1952                 159            78,519        11.33         889,359            0.61          0.2597       11.28
1953                 193            96,413        10.83        1,044,115           0.65          0.1046       11.57
1954                 290           131,031        14.17        1,855,734           0.61          0.2269       12.75
1955                 366           159,278        16.93        2,695,322           0.675         0.3886       16.30
1956                 417           168,256        16.87        2,837,437           0.745         0.3185       17.65
1957                 437           180,360        14.57        2,626,103           0.76          1.2450       16.72
1958                 505           210,929        16.55        3,489,777           0.76          0.6658       15.75
1959                 694           259,709        16.77        4,354,809           0.76          1.6951       18.36
1960                 884           316,915        15.73        4,986,360           0.79          0.5663       16.58
1961                1,156          391,126        17.23        6,739,320           0.80          0.8179       17.33
1962                1,508          492,454        16.48        8,111,024           0.80          0.4345       17.45
1963                2,142          676,976        17.80        12,046,866          0.80          0.4134       17.70
1964                2,800          981,037        18.48        18,122,167          0.83          0.4899       18.36
1965                3,380         1,238,570       18.46        22,855,525          0.84          0.4642       18.80
1966                3,678         1,445,424       16.03        23,163,540          0.86          0.4346       18.08
1967                3,773         1,644,607       17.31        28,454,561          0.90          0.3157       17.08
1968                3,932         1,954,413       17.74        34,657,130          0.94          0.4357       17.31
1969                4,396         2,225,423       15.30        34,032,661          0.99          0.4378       17.07
1970                5,066         2,618,638       14.15        37,049,008          1.035         0.0000       14.57
1971                5,574         3,174,649       15.23        48,329,677          1.10          0.0000       15.04
1972                6,276         3,924,201       15.75        61,787,749          1.15          0.0000       15.74
1973                7,269         4,541,622       15.18        68,896,938          1.14          0.0000       15.62
1974                7,380         4,735,497       12.35        58,446,955          1.16          0.0000       13.95
1975                8,354         5,995,696       13.04        78,126,666          1.21          0.0000       13.10
1976               10,023         8,067,930       14.57       117,514,100          1.25          0.0000       14.02
1977               12,871         10,781,998      14.93       160,882,937          1.28          0.0000       14.96
1978               13,717         11,838,531      14.03       166,015,297          1.28          0.0000       14.34
1979               13,924         12,463,013      13.01       162,045,583          1.285         0.0000       13.89
1980               13,086         12,405,590      11.26       139,586,138          1.34          0.0000       11.78
1981               11,828         12,249,619       9.38       114,852,760          1.395         0.0000       10.35
1982               12,792         13,360,184      10.88       145,243,484          1.41          0.0000       10.01
1983               13,027         14,361,773      11.83       169,821,605          1.44          0.0000       11.96
1984               11,634         15,324,746      10.98       168,229,381          1.46          0.0000       10.34
1985               11,991         17,887,582      12.19       217,989,344          1.46          0.0000       11.77
1986               14,431         23,037,102      13.60       313,197,229          1.46          0.0000       13.17
1987               17,532         26,987,069      12.89       347,841,198          1.46          0.0000       13.63
1988               19,107         33,268,240      12.16       404,218,905          1.94          0.0000       12.13
1989               18,749         34,498,332      11.18       385,389,718          1.54          0.0000       11.64
1990               16,895         31,459,941       8.81       277,133,819          1.43          0.0000        9.78
1991               15,747         35,220,038       8.83       310,667,350          1.34          0.0000        8.36
1992               15,918         47,684,814       9.50       452,773,909          1.15          0.0000        9.22
1993               16,209         47,797,167       9.94       474,975,825          1.02          0.0000        9.68
1994               17,460         58,148,389      10.02       582,093,443          0.99          0.0000       10.27
1995               20,644         77,209,155      10.33       797,559,000          0.96          0.0000       10.01
1996               24,631        110,229,375      10.90      1,200,483,907         0.99          0.0000       10.46
1997               34,213        175,955,357      11.79      2,074,181,767         1.00          0.0000       11.32
1998               38,781        196,523,494      10.42      2,046,655,613         0.96          0.0000       11.58
1999               34,735        204,309,420      10.08      2,059,107,419         0.98          0.1772       10.35
2000               32,850        157,648,926       9.08      1,430,592,442         1.115         0.0000        9.47
2001               25,184        158,103,174       7.42      1,172,141,899         0.97          0.0000        8.31
2002               23,522        208,979,224       7.05      1,471,469,994         0.67          0.0000        7.46
2003               21,969        249,615,565       7.19      1,794,728,603         0.56          0.0000        7.06
2004               21,331        247,232,032       7.59      1,875,883,401         0.63          0.0000        7.48
2005               21,223        177,891,341       7.58      1,347,278,591         0.54          0.0000        7.70
2006               20,795        183,131,641       7.60      1,390,905,673        0.585          0.0000        7.56
2007               19,106        165,291,354       7.68      1,268,436,554         0.56          0.0000        7.85
2008               16,520        118,452,760       5.94        703,572,671         0.56          0.0000        6.95
2009               16,716        154,496,180       5.74        885,806,723         0.44          0.0000        4.57
2010 (b)           17,382        140,270,868       6.08        851,971,585         0.20          0.0000        5.86
------------------------------------------------------------------------------------------------------------------------


(a) From March 1, 1950, date of organization of the Trust. The shares were initially sold on March 1, 1950 at a net asset value of $10.00 per share.


Average Annual Total Return (unaudited)
One year ended March 31, 2010                                    73.10%
Five years ended March 31, 2010                                   3.27%
Ten years ended March 31, 2010                                    4.35%

SEC Yield (unaudited)
Yield calculated as of March 31, 2010:                            5.71%

About Your Fund's Expenses (unaudited)
                                        Beginning Account Value        Ending Account Value            Expenses Paid During Period
                                        9/30/2009                      3/31/2010                       9/30/2009 - 3/31/2010
Actual Return
9.61%                                   $1,000.00                      $1,096.10                       $4.26
Hypothetical
(5% return before expenses)             $1,000.00                      $1,020.82                       $4.15


Example:
As a shareholder of the Trust, you incur ongoing costs, including management fees, and other fund expenses. This example is intended to help you understand these expenses of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period shown and held for the entire period.
Actual Expenses:
The first line of the table above provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on you account during this period.

Hypothetical Example for Comparison Purposes:
The second line of the table above provides information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5%hypothetical examplewith the 5% hypothetical examples that appear in the shareholder reports of other funds.

Portfolio Composition (unaudited)
Distribution by Maturity
(% of portfolio)

Under 1 Year    9%
1-5 Years      59%
5-10 Years     22%
10-15 Years     0%
Over 15 Years  10%
------------------
Total         100%
------------------

Quarterly Portfolio Holdings
Each fiscal quarter-end the Trust is required to file a complete schedule of portfolio holdings with the Securities and Exchange Commission. The schedules of portfolio holdings for the second and fourth quarters appear in the semi-annual and annual reports to shareholders. For the first and third quarters, the Trust files the schedules of portfolio holdings with the SEC on Form N-Q. The Trust makes the information on Form N-Q available on its website at www.northeastinvestors.com or upon request.

Shareholders may also access and review information and reports of the Trust, including Form N-Q, at the SEC's Public Reference Room in Washington, D.C. You can call the SEC at 1-202-942-8090 for information about the operation of the Public Reference Room. Reports and other information about the Trust are available on the SEC's internet site at http://www.sec.gov and copies may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the Public Reference Center of the Securities and Exchange Commission, Washington, D.C. 20549-0102. The Trust's reference number as a registrant under the Investment Company Act of 1940 is 811-576.


Summary of Net Assets
March 31, 2010 (unaudited)                                                              % of
                                                                Value                   Net Assets
Corporate Bonds, Notes & Preferred Securities
Advertising                                                     $ 3,393,750             0.40%
Automobile & Truck                                                1,200,875             0.14%
Broadcast Cable TV                                               34,531,250             4.05%
Building Products                                                12,666,330             1.49%
Chemicals                                                        63,371,289             7.44%
Drug Stores                                                      16,445,395             1.93%
Electrical Utility                                               43,414,551             5.10%
Energy/Natural Resources                                        133,547,946            15.67%
Entertainment                                                    51,608,625             6.06%
Financial Services                                               67,973,549             7.98%
Food Processing                                                  43,498,196             5.11%
Gaming                                                           22,226,602             2.61%
Machine / Tools                                                  13,546,783             1.59%
Marketing / Sales                                                 9,815,000             1.15%
Office Electronics                                                9,937,500             1.17%
Packaging & Container                                           100,200,362            11.76%
Paper/Forest Products                                                28,122             0.00%
Publishing                                                       12,463,750             1.46%
Recreation / Leisure                                             12,870,000             1.51%
Retail Food Chains                                                  884,746             0.10%
Telecom Equipment                                                25,953,075             3.05%
                                                              -------------           -------
Total Corporate Bonds, Notes & Preferred Securities            $679,577,696            79.77%
Total Convertible Bonds                                              13,993             0.00%
Total Foreign Bonds                                               2,578,993             0.30%
Total Common Stocks                                             101,887,119            11.96%
Total Warrants                                                      493,937             0.06%
Total Repurchase Agreement                                       40,186,368             4.71%
                                                              -------------           -------
Total Investments                                               824,738,106            96.80%
Receivables & Cash                                               30,132,855             3.54%
                                                              -------------           -------
Total Assets                                                    854,870,961           100.34%
Less Liabilities                                                 (2,899,376)           -0.34%
                                                              -------------           -------
Total Net Assets                                               $851,971,585           100.00%

Schedule of Investments
March 31, 2010 (Unaudited)

Corporate Bonds, Notes & Preferred
Securities--79.77%                                                                      Value
Name of Issuer                                                  Principal               (Note B)
-----------------------------------------------------------------------------------------------------------------------------------
Advertising--0.40%
-----------------------------------------------------------------------------------------------------------------------------------
Interpublic Group Co. Senior Unsecured Notes, 10%,
7/15/17                                                         $ 3,000,000             $ 3,393,750

-----------------------------------------------------------------------------------------------------------------------------------
Automobile & Truck--0.14%
-----------------------------------------------------------------------------------------------------------------------------------
Delphi Corp. Senior Unsecured Notes, 6.55%,
6/15/06(a) (b)                                                   36,950,000               1,200,875

-----------------------------------------------------------------------------------------------------------------------------------
Broadcast Cable TV--4.05%
-----------------------------------------------------------------------------------------------------------------------------------
Charter Comm. Opt. LLC Senior Secured Notes,
Series 144A, 10%, 4/30/12 (c)                                    32,500,000              34,531,250

-----------------------------------------------------------------------------------------------------------------------------------
Building Products--1.49%
-----------------------------------------------------------------------------------------------------------------------------------
Builders Firstsource, Inc. Secured Notes, Series 144A,
13%, 2/15/16 (c)                                                 12,238,000              12,666,330

-----------------------------------------------------------------------------------------------------------------------------------
Chemicals--7.44%
-----------------------------------------------------------------------------------------------------------------------------------
Kronos International, Inc. Senior Secured Notes, 6.5%,
4/15/13 EUR                                                      14,366,000              16,400,226
Polyone Corp. Senior Unsecured Notes, 8.875%,
5/01/12(d)                                                       25,000,000              26,437,500
Reichhold Industries, Inc. Senior Notes, Series 144A, 9%,
8/15/14(c)                                                        7,315,000               6,930,963
Sterling Chemical, Inc. Senior Secured Notes, 10.25%,
4/01/15                                                          13,740,000              13,602,600
                                                                                         ----------
                                                                                         63,371,289

-----------------------------------------------------------------------------------------------------------------------------------
Drug Stores--1.93%
-----------------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp. Senior Secured Notes, 9.75%, 6/12/16               3,000,000               3,225,000
Rite Aid Corp. Senior Secured Notes, 10.375%, 7/15/16             2,000,000               2,115,000
Rite Aid Corp. Senior Secured Notes, 7.5%, 3/01/17               11,398,000              10,571,645
Rite Aid Corp. Senior Secured Notes, 10.25%, 10/15/19               500,000                 533,750
                                                                                         ----------
                                                                                         16,445,395

-----------------------------------------------------------------------------------------------------------------------------------
Electrical Utility--5.10%
-----------------------------------------------------------------------------------------------------------------------------------
Mirant Americas Genr, Inc. Senior Unsecured Notes, 8.3%,
5/01/11                                                          28,625,000              29,412,188
PSEG Energy Holdings Senior Unsecured Notes, 8.5%,
6/15/11                                                           3,015,000               3,106,168
Sithe / Independence Funding Senior Secured Notes, 9%,
12/30/13                                                         10,549,741              10,896,195
                                                                                         ----------
                                                                                         43,414,551

-----------------------------------------------------------------------------------------------------------------------------------
Energy/Natural Resources--15.67%
-----------------------------------------------------------------------------------------------------------------------------------
Clayton Williams Energy Notes, 7.75%, 8/01/13 (d)               $19,847,000            $ 19,251,590
Comstock Resources, Inc. Senior Notes, 6.875%,
3/01/12(d)                                                       10,300,000              10,274,250
Comstock Resources, Inc. Notes, 8.375%, 10/15/17                 18,000,000              18,495,000
Gulfmark Offshore, Inc. Notes, 7.75%, 7/15/14 (d)                14,246,000              14,139,155
Key Energy Services, Inc. Notes, 8.375%, 12/01/14                 4,340,000               4,388,825
Parker Drilling Co. Notes, 9.625%, 10/01/13                       1,623,000               1,675,066
Parker Drilling Co. Senior Notes, Series 144A, 9.125%,
4/01/18(c)                                                        2,000,000               2,047,500
Stone Energy Corp. Senior Sub. Notes, 6.75%,
12/15/14(d)                                                      18,087,000              15,916,560
Stone Energy Corp. Senior Notes, 8.625%, 2/01/17                 10,000,000               9,850,000
Swift Energy Co. Notes, 7.125%, 6/01/17                          19,800,000              18,810,000
W & T Offshore, Inc. Notes, Series 144A, 8.25%,
6/15/14(c) (d)                                                   20,000,000              18,700,000
                                                                                        -----------
                                                                                        133,547,946

-----------------------------------------------------------------------------------------------------------------------------------
Entertainment--6.06%
-----------------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc. Senior Sub. Notes, 8%, 3/01/14           26,780,000              26,947,375
AMC Entertainment, Inc. Notes, 11%, 2/01/16                      10,000,000              10,737,500
Cinemark USA, Inc. Notes, 8.625%, 6/15/19                         2,000,000               2,107,500
Wallace Theater Corp. Senior Secured Units, Series 144A,
FRN 12.5%, 6/15/13(c)                                                11,500              11,816,250
                                                                                         ----------
                                                                                         51,608,625

-----------------------------------------------------------------------------------------------------------------------------------
Financial Services--7.98%
-----------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp. Junior Sub. PFD, 8% (d) (e)                30,000,000              30,609,900
Bank of America Corp. Junior Sub. PFD, 8.125% (d) (e)             3,000,000               3,060,990
Finova Group, Inc. Notes, 7.5%, 11/15/09(b)                       4,360,745                   7,849
Wells Fargo & Co. Junior Sub. PFD, 7.98% (e)                     32,818,000              34,294,810
                                                                                         ----------
                                                                                         67,973,549

-----------------------------------------------------------------------------------------------------------------------------------
Food Processing--5.11%
-----------------------------------------------------------------------------------------------------------------------------------
B&G Foods, Inc. Senior Notes, 7.625%, 1/15/18                       500,000                 509,375
Chiquita Brands Intl. Senior Notes, 7.5%, 11/01/14               14,150,000              14,609,875
Chiquita Brands Intl. Senior Unsub. Notes, 8.875%,
12/01/15                                                         22,500,000              23,343,750
Mrs. Fields Brands Senior Secured PIK Notes, 10%,
10/24/14(f)                                                       1,041,188                 478,946
Viskase Cos, Inc. Notes, Series 144A, 9.875%,
1/15/18(c)                                                        4,500,000               4,556,250
                                                                                         ----------
                                                                                         43,498,196

-----------------------------------------------------------------------------------------------------------------------------------
Gaming--2.61%
-----------------------------------------------------------------------------------------------------------------------------------
Las Vegas Sands Corp. Senior Secured Notes, 6.375%,
2/15/15(d)                                                      $ 5,000,000             $ 4,737,500
MGM Mirage, Inc. Senior Unsecured Notes, 8.5%,
9/15/10(d)                                                       17,030,000              17,136,438
Trump Entertainment Resorts, Inc. Senior Secured Notes,
8.5%, 6/01/15(a)                                                 69,914,327                 349,571
Wimar Opco LLC / Fin. Corp. Senior Sub. Notes, 9.625%,
12/15/14(a)                                                       3,535,000                   3,093
                                                                                         ----------
                                                                                         22,226,602

-----------------------------------------------------------------------------------------------------------------------------------
Machine/Tools--1.59%
-----------------------------------------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp. Notes, 10.5%, 2/01/14                  13,513,000              13,546,783

-----------------------------------------------------------------------------------------------------------------------------------
Marketing/Sales--1.15%
-----------------------------------------------------------------------------------------------------------------------------------
Harry and David Operations Notes, 9%, 3/01/13                    13,000,000               9,815,000

-----------------------------------------------------------------------------------------------------------------------------------
Office Electronics--1.17%
-----------------------------------------------------------------------------------------------------------------------------------
Pitney Bowes International Holdings PFD, Series 144A,
6.125%, 10/30/16 (c)                                                 10,000               9,937,500

-----------------------------------------------------------------------------------------------------------------------------------
Packaging & Container--11.76%
-----------------------------------------------------------------------------------------------------------------------------------
Ball Corp. Unsecured Notes, 6.875%, 12/15/12                      1,000,000               1,010,000
Constar International Notes, FRN 3.625%, 2/15/12                 20,750,000              17,196,562
Jefferson Smurfit Corp. Notes, 8.25%, 10/01/12 (a)               15,250,000              13,572,500
Jefferson Smurfit Corp. Senior Unsecured Notes, 7.5%,
6/01/13(a)                                                       15,405,000              13,556,400
Owens-Brockway Glass Senior Secured Notes, 8.25%,
5/15/13                                                           5,500,000               5,568,750
Owens-Brockway Glass Notes, 6.75%, 12/01/14                       5,750,000               5,865,000
Smurfit-Stone Container Senior Unsecured Notes, 8%,
3/15/17(a)                                                        8,780,000               7,836,150
Stone Container Senior Notes, 8.375%, 7/01/12 (a)                 8,000,000               7,100,000
Stone Container Notes, 7.375%, 7/15/14 (a)                        5,000,000               4,625,000
Tekni-Plex, Inc. Senior Secured Notes, 10.875%, 8/15/12           2,000,000               1,870,000
Tekni-Plex, Inc. Senior Secured Notes, 8.75%, 11/15/13           27,500,000              22,000,000
                                                                                        -----------
                                                                                        100,200,362

-----------------------------------------------------------------------------------------------------------------------------------
Paper/Forest Products--0.00%
-----------------------------------------------------------------------------------------------------------------------------------
American Tissue, Inc. Senior Secured Notes, Series B,
12.5%, 7/15/06(a) (b) (f)                                        14,061,292                  28,122

-----------------------------------------------------------------------------------------------------------------------------------
Publishing--1.46%
-----------------------------------------------------------------------------------------------------------------------------------
Houghton Mifflin Co. Unsecured Notes, 7.2%, 3/15/11              13,000,000              12,463,750

-----------------------------------------------------------------------------------------------------------------------------------
Recreation/Leisure--1.51%
-----------------------------------------------------------------------------------------------------------------------------------
Six Flags Operations, Inc. Notes, Series 144A, 12.25%,
7/15/16(a) (c)                                                  $11,000,000            $ 12,870,000

-----------------------------------------------------------------------------------------------------------------------------------
Retail Food Chains--0.10%
-----------------------------------------------------------------------------------------------------------------------------------
Denny's Corp. Holding, Inc. Notes, 10%, 10/01/12                    455,000                 464,100
Planet Hollywood Secured PIK Notes, 9%, 3/30/10 (b) (f)           1,643,148                 420,646
                                                                                            -------
                                                                                            884,746

-----------------------------------------------------------------------------------------------------------------------------------
Telecom Equipment--3.05%
-----------------------------------------------------------------------------------------------------------------------------------
Qwest Corp. Senior Unsecured Notes, 7.875%, 9/01/11              12,000,000              12,720,000
Qwest Corp. Senior Unsecured Notes, 8.875%, 3/15/12              12,085,000              13,233,075
                                                                                         ----------
                                                                                         25,953,075

Total Corporate Bonds, Notes, & Preferred Securities
(cost--$838,717,558)                                                                   $679,577,696
                                                                                       ------------

Convertible Bonds                                                                       Value
Name of Issuer                                                  Principal               (Note B)
-----------------------------------------------------------------------------------------------------------------------------------
Convertible Bonds--0.00%
-----------------------------------------------------------------------------------------------------------------------------------
Eurotunnel Group Tier 3, 3%, 7/28/10 GBP                                 74                $ 13,993
                                                                                           --------
Total Convertible Bonds--(cost--$26,745)                                                   $ 13,993

Foreign Bonds                                                                           Value
Name of Issuer                                                  Principal               (Note B)
-----------------------------------------------------------------------------------------------------------------------------------
Foreign Bonds--0.30%
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina GDP Linked Security, FRN,
12/15/35                                                         34,386,574             $ 2,578,993
                                                                                        -----------
Total Foreign Bonds-- (cost--$1,423,421)                                                $ 2,578,993

Stocks                                                          Number of               Value
Name of Issuer                                                  Shares                  (Note B)
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock--11.96%
-----------------------------------------------------------------------------------------------------------------------------------
Amtrol, Inc. (f) (g)                                                640,565             $ 3,125,957
Citigroup, Inc. (g)                                              13,153,846              53,273,076
Core-Mark Holding Co., Inc. (g)                                     256,450               7,849,935
Groupe Eurotunnel SA (g)                                              5,424                  55,271
International Airline Support Group (g)                             219,540                   2,195
Kronos Worldwide, Inc. (g)                                          270,700               3,965,755
MAXXAM, Inc. (f) (g)                                                    800               2,084,000
NL Industries                                                       510,200               4,377,516
Ormet Corp. (g)                                                     372,638               1,341,497
The Penn Traffic Co. (g)                                            164,352                   5,259
Polymer Group, Inc., Class A (g)                                    843,103              13,658,269
Prandium (g)                                                        869,935                   7,830
Romacorp, Inc. (f) (g) (h)                                           82,220               1,973,280
Safelite Realty Corp. (f) (h)                                         7,403                  20,358
Sterling Chemical, Inc. (g)                                         250,827               1,755,789
Viskase Cos., Inc. (g)                                            2,096,128               8,384,512
Zemex Minerals Group, Inc. (f) (h)                                    2,102                   6,620
                                                                                       ------------
Total Common Stocks--(cost--$202,220,826)                                              $101,887,119


Warrants                                                        Number of               Value
Name of Issuer                                                  Shares or Units         (Note B)
-----------------------------------------------------------------------------------------------------------------------------------
Warrants--0.06%
-----------------------------------------------------------------------------------------------------------------------------------
Core-Mark Holding Co., Inc.Warrants (f) (g)                          48,142               $ 493,937
                                                                                          ---------
Total Warrants-- (cost--$563,372)                                                         $ 493,937

Repurchase Agreement--4.71%
-----------------------------------------------------------------------------------------------------------------------------------
State Street Bank & Trust Co.
Repurchase Agreement, 0.01% due 4/01/10 (i)                                              40,186,368
                                                                                       ------------
Total Repurchase Agreement--(cost--$40,186,368)                                        $ 40,186,368
                                                                                       ------------
Total Investments--96.80% (cost--$1,083,138,290)                                        824,738,106
                                                                                       ------------
Net Other Assets and Liabilities--3.20%                                                  27,233,479
                                                                                       ------------
Net Assets--100%                                                                       $851,971,585

(a) Non-income producing security due to default or bankruptcy filing.
(b) Security is in principal default. As of date of this report, the bond holders are in discussion with the issuer to negotiate repayment terms of principal.
(c) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securitiesmay be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $114,056,043 or 13.39% of total net assets.
(d) All or a portion of security has been pledged to collateralize short-term borrowings.
(e) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(f) Security is valued at fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees.
(g) Non-income producing security.
(h) All or a portion of security is restricted. The aggregate market value of restricted securities as of March 31, 2010 is $2,000,258 which represents
0.23% of total net assets. Additional information on each holding is as follows:
Security                        Acquisition Date        Acquisition Cost
Romacorp, Inc                   11/15/06                $4,118,756
Safelite Realty Corp.           09/29/00                $  965,195
Zemex Minerals Group, Inc.      04/10/08                $  386,221
(i) Acquired on March 31, 2010. Collateralized by $41,394,925 of Fannie Mae
securities due through 11/25/39. The maturity value is $40,186,379.

EUR Principal is denoted in Euros
PIK Payment in Kind
GBP Principal denoted in British Pounds Sterling
FRN Floating Rate Note
PFD Preferred Security



Statement of Assets
and Liabilities (unaudited)
March 31, 2010
Assets
-----------------------------------------------------------------------------------------------------------------------------------
Investments--at market value (cost $1,083,138,290)                      $824,738,106
Cash                                                                      15,043,096
Receivable for interest                                                   12,873,099
Receivable for shares sold                                                   596,080
Dividend Receivable                                                          352,475
Misc. receivable                                                           1,268,105
                                                                         -----------
Total Assets                                                             854,870,961

Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
Payable for shares repurchased                                             1,563,197
Payable for trustee fees                                                   1,066,102
Accrued expenses                                                             270,077
Total Liabilities                                                          2,899,376
                                                                        ------------
Net Assets                                                              $851,971,585
                                                                        ============
Net Assets Consist of:
Capital, at a $1.00 par value                                           $140,270,868
Paid in surplus                                                        1,434,059,153
Undistributed net investment income                                        1,006,306
Accumulated net realized loss on investments                            (464,964,558)
Net unrealized depreciation of investments                              (258,400,184)
                                                                       -------------
Net Assets                                                              $851,971,585
                                                                       =============

Net Asset Value, offering price and redemption price per share
($851,971,585/140,270,868 shares)                                              $6.08
                                                                               =====
The accompanying notes are an integral part of the financial statements.


Statement of Operations (unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
Six Months Ended March 31, 2010
-----------------------------------------------------------------------------------------------------------------------------------
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
Interest                                                                 $31,930,008
Dividends                                                                    480,025
Other Income                                                                 393,984
                                                                         -----------
Total Income                                                              32,804,017

Expenses
Trustee fees                                                              $2,158,936
Administrative expenses and salaries                                         612,598
Legal fees                                                                   161,089
Interest expense                                                             139,886
Auditing fees                                                                 92,820
Commitment fees                                                               66,520
Printing, postage and stationery fees                                         63,800
Computer and related expenses                                                 54,600
Insurance                                                                     36,400
Registration and filing fees                                                  25,480
Telephone                                                                      9,100
Custodian fees                                                                 4,865
Other expenses                                                                28,990
                                                                          ----------
Total Expenses                                                             3,455,084
                                                                          ----------
Net Investment Income                                                     29,348,933
                                                                          ----------
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from investment transactions                    (52,900,322)
Change in unrealized appreciation (depreciation) of investments           96,829,083
                                                                         -----------
Net Increase (Decrease) in Net Assets Resulting from Operations          $73,277,694
The accompanying notes are part of the financial statements.             ===========

Statements of Changes
in Net Assets
                                                                        Six Months Ended                        Year Ended
                                                                        March 31, 2010                          September 30,
                                                                        (unaudited)                             2009
Increase (Decrease) in Net Assets
From Operations:
Net investment income                                                   $ 29,348,933                            $ 52,597,767
Net realized gain (loss) from investment transactions                    (52,900,322)                            (34,728,735)
Change in unrealized appreciation (depreciation) of
investments                                                               96,829,083                              67,706,149
                                                                        ------------                            -------------
Net Increase (Decrease) in Net Assets Resulting
From Operations                                                           73,277,694                              85,575,181
                                                                        ------------                            -------------
Distributions to Shareholders from Net Investment
Income                                                                   (26,711,617)                            (57,622,128)
From Net Trust Share Transactions                                        (80,401,215)                            154,280,999
                                                                        ------------                            -------------
Total Increase (Decrease) in Net Assets                                  (33,835,138)                            182,234,052
                                                                        ------------                            -------------
Net Assets:
Beginning of Period                                                      885,806,723                             703,572,671
                                                                        ------------                            ------------
End of Period                                                           $851,971,585                            $885,806,723
                                                                        ============                            ============
Undistributed Net Investment Income/
Distribution in Excess of Net Investment Income                          $ 1,006,306                            $ (1,631,010)
The accompanying notes are an integral part of the financial statements.

Financial Highlights
Per Share Data^
                                        Six Months
                                        Ended
                                        March 31, 2010
                                        (unaudited)         2009        2008             2007            2006            2005
Year Ended September 30,
Net Asset Value:
Beginning of Period                     $ 5.74              $ 5.94      $ 7.68          $ 7.60          $ 7.58          $ 7.59
Income From
Investment
Operations:
Net investment income                     0.20                0.39        0.56            0.54            0.50            0.51
Net realized and
unrealized gain (loss)
on investment                             0.34               (0.15)@     (1.74)           0.10            0.11            0.02
Total from investment                   ------               -------     ------          -----          ------          ------
operations                                0.54                0.24       (1.18)           0.64            0.61            0.53
Less Distributions:
Net investment
income                                   (0.20)              (0.44)      (0.56)          (0.56)          (0.59)          (0.54)
Net Asset Value:                        ------               -------     ------          ------          ------          -------
End of Period                           $ 6.08               $ 5.74     $ 5.94           $ 7.68           $ 7.60          $ 7.58

Total Return                             9.61%                6.65%     (16.03)%          8.54%            8.35%           7.11%
Ratios &
Supplemental Data
Net assets end of period
(in millions)                         $851,971.6           $885,806.7  $703,572.7      $1,268,436.6     $1,370,905.7  $1,347,278.6
Ratio of operating
expenses to average
net assets*                             0.82%#                  1.00%   1.00%           1.06%               1.23%           0.73%
Ratio of interest expense
to average net assets                   0.03%#                  0.09%   0.32%           0.38%               0.55%            0.10%
Ratio of net investment
income to average net
assets .                                7.00%#                  8.52%   8.14%           6.86%               6.60%            6.62%
Portfolio turnover rate                 14.30%                 25.68%   34.92%         45.61%              16.47%           45.10%

* Includes Interest Expense when applicable
^ Per Share Data calculated using the Average Share Method
@The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to timing of sales and repurchases of shares in relation to fluctuating market value of the investments of the trust.
# Annualized

The accompanying notes are an integral part of the financial statements.


Notes to Financial Statements for the
six months ended March 31, 2010

Note A-Organization
Northeast Investors Trust (the "Trust"), a diversified open-end management investment company (a Massachusetts Trust), is registered under the Investment Company Act of 1940, as amended.

Note B-Significant Accounting Policies
Valuation of Investments: Securities for which market quotations are readily available are valued at market values determined on the basis of the last quoted sale prices prior to the close of the New York Stock Exchange (or the last quoted bid prices in the event there are no sales reported on that day) in the principal market in which such securities normally are traded, as publicly reported, or are furnished by recognized dealers in such securities. Securitiesmay also be valued on the basis of valuations furnished by independent pricing services that use both dealer supplied valuations and evaluations based on expert analysis of market data and other factors if such valuations are believed to reflect more accurately the fair value of such securities. Such services may use various pricing techniques which take into account both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data as well as broker quotes. Securities for which market quotations are not readily available (including restricted securities and private placements, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. Methodologies and factors used to fair value securities may include, but are not limited to, the analysis of current debt to cash flow, information of any recent sales, the analysis of the company's financial statements, quotations or evaluated prices from broker-dealers, information obtained by the issuer or analysts and the nature of the existing market for securities with characteristics similar to such obligations. The Trust may use fair value pricing for foreign securities if a material event occurs that may effect the price of a security after the close of the foreign market or exchange (or on days the foreignmarket is closed) but before the Trust prices its portfolio, generally at 4:00 p.m. ET. Fair value pricing may also be used for securities acquired as a result of corporate restructurings or reorganizations as reliable market quotations for such issues may not be readily available. When fair valuation is used, the value of an investment used to determine the Trust's net asset value may differ from published or quoted prices for the same investment. There can be no assurance that the Trust could obtain the fair value assigned to an investment if it were to sell the investment at the same time which the Trust determines its net asset value per share. The market value of securities fair valued on March 31, 2010 was $8,631,866, which represents 1.01% of net assets.

Federal Income Taxes: It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Income distributions, if any, are declared and paid quarterly for the Trust. Capital gains distributions, if any, are declared and paid annually.

The Trust has reviewed the tax positions for the open tax years as of September 30, 2009 and has determined that no provision for income tax is required in the Trust's financial statements. The Trust's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Trust's distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain on investment transactions, or from paid in capital, depending on the type of book/ tax differences that may exist.

State Income Taxes: Because the Trust has been organized by an Agreement and Declaration of Trust executed under the laws of the Commonwealth of Massachusetts, it is not subject to state income or excise taxes.

Net Asset Value: In determining the net asset value per share, rounding adjustments are made for fractions of a cent to the next higher cent.

Distributions and Income: Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid in surplus. The Trust's distributions and dividend income are recorded on the ex-dividend date. Interest income, which includes accretion of market discount, is accrued as earned. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premium. Certain securities held by the Trust pay interest in the form of cash or additional securities (known as Payment-in-kind or PIK); interest on such securities is recorded on the accrual basis.

Security Transactions: Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Credit Risk: Investments in high-yield securities involve greater degrees of credit and market risks than investments in higher-rated securities. Bonds which are rated as less than investment grade tend to be more susceptible to real or perceived adverse economic conditions.

Note C-Trustees' Compensation
Trustees' compensation has been computed at the rate of 1.8 of 1% of the net assets (before deduction of accrued Trustees' compensation) at the close of each quarter, from which the Trustees have paid certain expenses specified in the Declaration of Trust. For the six months ended March 31, 2010 the Independent Trustees were aggregately paid $125,000 from the Trustee fees.

Other Expenses: All non-asset based fees and expenses are accrued based on methodologies approved annually by the Board of Trustees.

Administrative Expenses & Salaries: Northeast Investors Trust incurs salary and administrative expenses for personnel performing transfer agent and dividend disbursement related functions.

The total number of shares owned beneficially by the Trustees, officers and members of their immediate families on March 31, 2010 was 4,242,036 shares (3.02%).

Note D-Shares of Beneficial Interest
At March 31, 2010, there were unlimited shares of beneficial interest authorized with a par value of $1. Transactions in shares of beneficial interest were as follows:

                                                         Six Months Ended               Year Ended
                                                         March 31, 2010                 September 30 ,2009
                                                Shares          Amount          Shares          Amount
Shares Sold                                    44,941,650   $ 264,782,404     148,111,852    $ 655,773,484
Shares issued to shareholders in
reinvestment of distributions from net
investment income                               3,272,533      18,928,281       9,759,471       42,760,456
                                               ----------     -----------     -----------      -----------
                                               48,214,183     283,710,685     157,871,323      698,533,940
Shares repurchased                            (62,439,495)   (364,111,900)   (121,827,903)    (544,252,941)
                                              -----------    ------------     ------------    -------------
Net Increase (Decrease)                       (14,225,312)  $ (80,401,215)     36,043,420    $ 154,280,999
                                              -----------    ------------     ------------    -------------

Note E-Purchases and Sales of Investments
The cost of purchases and the proceeds from sales and maturities of securities, other than short-term and government securities, aggregated $119,450,211 and $222,406,334 respectively, for the six months ended March 31, 2010.

Note F-Short-term Borrowings
Short-term bank borrowings, which do not require maintenance of compensating balances, are generally on a demand basis and are at rates equal to adjusted money market interest rates in effect during the period in which such loans are outstanding. At March 31, 2010 the Trust has unused lines of credit amounting to $200,000,000. The lines of credit may be terminated at the bank's option at their annual renewal dates.

The following information relates to aggregate short-term borrowings during the six months ended March 31, 2010:

Average amount outstanding (total of daily outstanding
principal balances divided by the number of days with
debt outstanding during the period)                             49,864,344
Weighted average interest rate                                       1.02%

Note G-Repurchase Agreement
On a daily basis, the Trust invests uninvested cash balances into repurchase agreements secured by U.S. Government obligations. Securities pledged as collateral for repurchase agreements are held by the Trust's custodian bank until maturity of the repurchase agreement. Provisions of the agreement ensure that the market value of the collateral is sufficient in the event of default. However, in the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral may be subject to legal proceedings.

Note H-Additional Tax Information
The amount of distributions paid during the six months ended March 31, 2010 and the year ended September 30, 2009 was $26,711,617 and $57,622,128, respectively, and were classified as ordinary income.

As of September 30, 2009 the components of accumulated earnings (losses) on a tax basis were as follows:
Undistributed ordinary income                                   1,829,258

Capital Loss Carryforward:
2010                                                             (511,359)
2011                                                          (89,590,632)
2012                                                          (34,826,775)
2013                                                           (7,636,627)
2014                                                          (56,723,408)
2015                                                          (53,488,548)
2016                                                          (35,052,024)
2017                                                         (100,070,501)
                                                             -------------
Total capital loss carryforward                              (377,899,874)
Timing Differences                                            (21,069,093)
Unrealized gains (losses)--net                               (371,784,804)
Total distributable earnings (losses)--net                   (768,924,513)

At September 30, 2009 the Trust's Post October loss deferral was ($15,877,835)

At March 31, 2010 the Trust's aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:
Tax cost                                                     1,083,138,290
Gross unrealized gain                                           53,341,933
Gross unrealized loss                                         (311,742,117)
                                                              -------------
Net unrealized security gain (loss)                           (258,400,184)
                                                              =============
Note I-Fair Value Measurements
Accounting Standards Codification ASC 820, "Fair Value Measurements and Disclosures" (ASC 820) established a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The various inputs that may be used to determine the value of the Trust's investments are summarized in the following fair value hierarchy:

Level 1--Quoted prices in active markets for identical securities.
Level 2--Other significant observable inputs based on data obtained from various pricing sources (including quoted prices for identical and similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3--Significant unobservable inputs (including the Trust's own methodologies used to determine the fair value of investments).

The following table summarized the Trust's investment as of March 31, 2010, based on the inputs used to value them.

                                Level 1                 Level 2         Level 3                 Total
Corporate Bonds                    -                  $600,746,782     $ 927,714             $601,674,496
Common Stock                  $94,621,633                 $ 55,271    $7,210,215             $101,887,119
Foreign Bonds                      -                   $ 2,578,993        -                   $ 2,578,993
Preferred Security                 -                  $ 77,903,200        -                  $ 77,903,200
Warrant                            -                        -          $ 493,937                $ 493,937
Convertible Bonds                  -                      $ 13,993        -                      $ 13,993
Repurchase Agreement               -                  $ 40,186,368        -                  $ 40,186,368
                             -------------            ------------     ---------             ------------
                              $94,621,633             $721,484,607    $8,631,866             $824,738,106

At March 31, 2010, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

                                                Investments in Securities
Balance as of September 30, 2009                        $ 8,812,624
Total realized gain (loss)                              (34,113,024)
Change in unrealized appreciation (depreciation)         31,848,266
Net purchases (sales)                                        -
Net transfers in (out) of Level 3                         2,084,000
                                                        -----------
Balance as of March 31, 2010                            $ 8,631,866

Change in unrealized gain/(loss) for securities still held at March 31, 2010 (2,264,758)

Note J-Subsequent Events
In accordance with the provisions set forth in Accounting Standards Codification ASC 855 "Subsequent Events", adopted by the Trust as of September 30, 2009, events and transactions subsequent to March 31, 2010, have been evaluated by management. Management has determined that there were no material events that would require disclosure in the Trust's financial statements.

Trustees & Officers
The Trustees of Northeast Investors Trust are Ernest E. Monrad, Bruce H. Monrad, Fred L. Glimp, Peter J. Blampied, Marshall I. Goldman, George P. Beal, Charles R. Daugherty and the Hon. Maurice H. Richardson. Under Massachusetts Law, the Trustees are generally responsible for overseeing the operation and management of the Trust. The table below provides certain information about the Trust's Trustees and Officers. The mailing address for the Trustees and Officers of the Trust is 100 High Street, Boston, MA 02110-2301.

The Trust's Statement of Additional Information (SAI) contains additional information about the Trustees. To request a free copy, call the Trust at 800-225-6704 or visit our website at www.northeastinvestors.com.


                                                                        Principal Occupation(s)/
Name/Age/Service*               Position                                Other Directorships During the Past Five Years
AFFILIATED TRUSTEES AND FUND OFFICERS
Ernest E. Monrad#               Trustee                                 Trustee of Northeast Investors Trust; Trustee of
Age: 79                                                                 Northeast Investors Growth Fund; Director of
Years of Service: 48                                                    New America High Income Fund, Inc.

Bruce H. Monrad#                Trustee and Chairman                    Trustee and Chairman of Northeast Investors Trust
Age: 48                                                                 Trust.
Years of Service: 16

Gordon C. Barrett               Executive Vice                          Chief Financial Officer and Chief Compliance Officer of
Age: 53                         President, Chief                        Northeast Investors Trust; Chief Financial Officer of
Years of Service: 22            Financial Officer and                   Northeast Investors Growth Fund; Officer of Northeast
                                Chief Compliance                        Investment Management, Inc.
                                Officer

Robert B. Minturn               Clerk, Vice President,                  Officer of Northeast Investors Trust; Trustee and
Age: 70                         and Chief Legal Officer                 Officer of Northeast Investors Growth Fund (Trustee until
Years of Service: 29                                                    November 2008)

INDEPENDENT TRUSTEES
Fred L. Glimp                   Trustee                                 Special Assistant to President Emeritus and
Age: 83                                                                 part time volunteer for Harvard's Alumni Affairs
Years of Service: 29                                                    and Development Department

Peter J. Blampied               Trustee                                 President of Corcoran Management Co., Inc. until 2008;
Age: 67                                                                 Director of Access Capital Strategies, LLC
Years of Service: 9

Marshall I. Goldman             Trustee                                 Kathryn Wasserman Davis Professor of
Age: 79                                                                 Russian Economics (Emeritus) at Wellesley
Years of Service: 5                                                     College; Senior Scholar and Former Associate
                                                                        Director of the Davis Center for Russian and
                                                                        Eurasian Studies at Harvard University; Director
                                                                        of Century Bank & Trust Co.

George P. Beal                  Trustee                                 Managing Partner, Boston Family Office LLC
Age: 56
Years of Service: 5

Charles R. Daugherty            Trustee                                 Managing Partner, Stanwich Advisors, LLC
Age: 56
Years of Service: 5

Hon. Maurice H.                 Trustee                                 Assistant Professor, Law & Psychiatry Program,
Richardson                                                              Department of Psychiatry, University of
Age: 81                                                                 Massachusetts Medical School; Director of the
Years of Service: 5                                                     Advisors Charitable Gift Fund.

* The Trustees serve until their resignation or either the appointment or election of a successor, and the Officers serve at the pleasure of the Trustees.

# Ernest E. Monrad and Bruce H. Monrad are father and son respectively.



Trustees
Ernest E. Monrad
Peter J. Blampied
Charles R. Daugherty
Marshall I. Goldman
Fred L. Glimp
Bruce H. Monrad
George P. Beal
Hon. Maurice H. Richardson

Officers
Bruce H. Monrad, Chairman
Gordon C. Barrett, Executive Vice President, Chief Financial Officer & Chief Compliance Officer
Robert B. Minturn, Vice President, Clerk & Chief Legal Officer
David A. Randall, Vice President
Chapin P. Mechem, Vice President
Nancy A. Holler, Assistant Vice President
Matthew D. Fratolillo, Assistant Vice President
Joseph R. Morrison, Assistant Vice President

Custodian
State Street Bank & Trust Co.
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel
Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
One Financial Center
Boston, Massachusetts 02111

Transfer Agent
Northeast Investors Trust
100 High St.
Boston, Massachusetts 02110

This report is prepared for the information of the shareholders of Northeast Investors Trust and must not be given to others unless preceded or accompanied by a copy of the current Prospectus by which all offerings of the Trust shares are made. It should be noted in reading this report and the letter to shareholders that the record of past performance is not a representation as to the Trust's future performance, and that the Trust's investments are subject to market risks.

For a free copy of the Trust's proxy voting guidelines or information on how the Trust voted proxies during the most recent 12 month period ended on June 30 visit www.northeastinvestors.com/media/proxyvotestrust.txt, call 1-800-225-6704 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov. Shares of the Trust are sold to investors at net asset value by
                           Northeast Investors Trust
                                  100 High St.
                          Boston, Massachusetts 02110
                         (800) 225-6704 (617) 523-3588

The share price for Northeast Investors Trust is quoted daily in the Mutual Funds section of most major newspapers under several abbreviations including:
NE InvTR, NE Investors.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchase of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.  Submission of Matters to a vote of Security Holders.

The registrant has not changed its policies in regard to nominees for Trustee.

Item 11. Controls and Procedures.
(a) The registrants principal executive and financial officers, after evaluating the effectiveness of the Company's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company
        Act of 1940, as amended), have concluded that, based on such evaluation, the registrants disclosure controls and procedures were effective as of a date within 90 days of the filing of this report.
(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.


(a)(1) 99.CERT - Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) 99.906CERT - A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.





                                                              SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Northeast Investors Trust

By (Signature and Title)
                                    Bruce H. Monrad
                                    Chairman
                                    (principal executive officer)

Date: June 1, 2010


By (Signature and Title)
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)

Date: June 1, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
                                    Bruce H. Monrad
                                    Chairman
                                    (principal executive officer)

Date: June 1, 2010


By (Signature and Title)
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)

Date: June 1, 2010


Exhibit 99.CERT

Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, Bruce H. Monrad, certify that:

1. I have reviewed this report on Form N-CSR of Northeast Investors Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal controls over financial reporting, or caused such internal controls over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the Registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: June 1, 2010
                                            Bruce H. Monrad
                                            Chairman
                                            (principal executive officer)





Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, Gordon C. Barrett, certify that:

1. I have reviewed this report on Form N-CSR of Northeast Investors Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal controls over financial reporting, or caused such internal controls over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting;

5. The Registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: June 1, 2010
                                            Gordon C. Barrett
                                            Treasurer
                                            (principal financial officer)








Exhibit 99.906CERT

Certification Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Pursuant to section 906 of the Sarbanes-Oxley Act of 2002 (subsections (a) and
(b) of section 1350, chapter 63 of title 18, United States Code), each of the undersigned officers of Northeast Investors Trust, a Massachusetts business trust (the "registrant"), does hereby certify, to such officer's knowledge, that:

The report on Form N-CSR for the period ended March 31, 2010 of the registrant (the "Form N-CSR") fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934, and the information contained in the N-CSR fairly presents, in all material respects, the financial condition and results of operations of the registrant.



Dated: June 1, 2010
                                            Bruce H. Monrad
                                            Chairman
                                            (Principal Executive Officer)


Dated: June 1, 2010
                                            Gordon C. Barrett
                                            Treasurer
                                            (Principal Financial Officer)

The foregoing certification is being furnished solely pursuant to section 906 of the Sarbanes-Oxley Act of 2002 and is not being filed as a separate disclosure document.

A signed original of this written statement required by Section 906 has been provided to the Company and will be retained by the Registrant and furnished to the Securities and Exchange Commission or its staff upon request.